Offerings	Apr. 28, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Suzano Netherlands B.V.
Fee Rate	0.01531%
Offering Note	(1) Debt securities of Suzano Netherlands B.V. and debt securities of Suzano Austria GmbH, each fully and unconditionally guaranteed by Suzano S.A. (3) An indeterminate aggregate initial offering price or number of the securities is being registered as may from time to time be offered at indeterminate prices pursuant to this registration statement. (4) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrants are deferring payment of all registration fees. Registration fees will be paid subsequently on a pay-as-you-go basis. The Registrants will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Suzano Austria GmbH
Fee Rate	0.01531%
Offering Note	(1) Debt securities of Suzano Netherlands B.V. and debt securities of Suzano Austria GmbH, each fully and unconditionally guaranteed by Suzano S.A. (3) An indeterminate aggregate initial offering price or number of the securities is being registered as may from time to time be offered at indeterminate prices pursuant to this registration statement. (4) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrants are deferring payment of all registration fees. Registration fees will be paid subsequently on a pay-as-you-go basis. The Registrants will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of Suzano S.A.
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Debt securities of Suzano Netherlands B.V. and debt securities of Suzano Austria GmbH, each fully and unconditionally guaranteed by Suzano S.A. (2) Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee for the Guarantees by Suzano S.A. of Suzano Netherlands B.V. and Suzano Austria GmbH Debt Securities is payable. (3) An indeterminate aggregate initial offering price or number of the securities is being registered as may from time to time be offered at indeterminate prices pursuant to this registration statement. (4) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrants are deferring payment of all registration fees. Registration fees will be paid subsequently on a pay-as-you-go basis. The Registrants will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.